Discontinued operations and assets held for sale - Cash flows (Details) - Discontinued Operations [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from discontinued operations
Net cash flow used in operating activities	€ (36,367)	€ (175,627)	€ (191,095)
Net cash flow used in investing activities	(8,949)	(105)	(136)
Net cash flow used in financing activities		(1,928)	(1,841)
Net cash flow from discontinued operations	€ (45,316)	€ (177,660)	€ (193,072)